Debt - Summary of Detailed Information About Borrowings (Detail) $ in Thousands, $ in Thousands		9 Months Ended
	Apr. 21, 2022	Sep. 30, 2022 MXN ($)	Sep. 30, 2022 USD ($)	May 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of debt [line items]
Security	42.826
Principal amount outstanding		$ 1,708,838,766		$ 1,984,689	$ 2,211,701,630
6.875% Notes due 2025
Disclosure of debt [line items]
Security		6.875% Notes due 2025
Issuer		Petróleos Mexicanos
Guarantors		Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding			$ 901,836
6.700% Notes due 2032
Disclosure of debt [line items]
Security		6.700% Notes due 2032
Issuer		Petróleos Mexicanos
Guarantors		Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Principal amount outstanding			$ 6,779,842